SLM Student Loan Trust 2006-3
Quarterly Servicing Report

Distribution Date		10/25/2006
Collection Period		07/01/2006 — 09/30/2006

SLM Funding LLC	-	Depositor
Sallie Mae Inc.	-	Servicer and Administrator
Deutsche Bank	-	Indenture Trustee
Chase Bank USA, National Association	-	Eligible Lender Trustee
SLM Investment Corp	-	Excess Distribution Certificateholder

I. 2006-3 Deal Parameters

	Student Loan Portfolio Characteristics		06/30/2006	Activity	09/30/2006

A	i	Portfolio Balance	$2,129,250,140.65	($361,633,107.24)	$1,767,617,033.41
	ii	Interest to be Capitalized	26,005,912.30		28,453,636.36

	iii	Total Pool	$2,155,256,052.95		$1,796,070,669.77

	iv	Capitalized Interest	$61,000,000.00		$61,000,000.00
	v	Specified Reserve Account Balance	5,388,140.13		4,490,176.67

	vi	Total Adjusted Pool	$2,221,644,193.08		$1,861,560,846.44

B	i	Weighted Average Coupon (WAC)	5.140%		6.983%
	ii	Weighted Average Remaining Term	120.30		118.70
	iii	Number of Loans	733,652		643,849
	iv	Number of Borrowers	395,473		348,672
	v	Aggregate Outstanding Principal Balance — T-Bill	$152,407,732.25		$128,471,109.07
	vi	Aggregate Outstanding Principal Balance — Commercial Paper	$2,002,848,320.70		$1,667,599,560.70
	vii	Pool Factor	0.861372323		0.717819845

						% of		% of
	Notes			Spread	Balance 07/25/2006	O/S Securities	Balance 10/25/2006	O/S Securities

C	i	A-1 Notes	78442GRZ1	-0.020%	$356,726,813.22	15.932%	$—	0.000%
	ii	A-2 Notes	78442GSA5	0.000%	825,000,000.00	36.845%	809,522,863.07	43.362%
	iii	A-3 Notes	78442GSB3	0.040%	335,000,000.00	14.961%	335,000,000.00	17.944%
	iv	A-4 Notes	78442GSC1	0.080%	483,000,000.00	21.571%	483,000,000.00	25.872%
	v	A-5 Notes	78442GSD9	0.100%	162,293,000.00	7.248%	162,293,000.00	8.693%
	vi	B Notes	78442GSE7	0.200%	77,082,000.00	3.443%	77,082,000.00	4.129%

	vii	Total Notes			$2,239,101,813.22	100.000%	$1,866,897,863.07	100.000%

	Reserve Account		07/25/2006	10/25/2006

D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%

	ii	Reserve Acct Initial Deposit ($)
	iii	Specified Reserve Acct Balance ( $)	$5,388,140.13	$4,490,176.67
	iv	Reserve Account Floor Balance ($ )	$2,502,119.00	$2,502,119.00
	v	Current Reserve Acct Balance ($)	$5,388,140.13	$4,490,176.67

	Other Accounts		07/25/2006	10/25/2006

E	i	Capitalized Interest Account	$61,000,000.00	$61,000,000.00
	ii	Supplemental Purchase Account	$0.00	$0.00

	Asset/Liability		07/25/2006	10/25/2006

F	i	Total Adjusted Pool	$2,221,644,193.08	$1,861,560,846.44
	ii	Total Outstanding Balance Notes	$2,239,101,813.22	$1,866,897,863.07
	iii	Difference	$(17,457,620.14)	$(5,337,016.63)
	iv	Parity Ratio	0.99220	0.99714

II. 2006-3 Transactions from:	07/01/2006	through:	09/30/2006

A	Student Loan Principal Activity
	i	Regular Principal Collections	$367,198,002.26
	ii	Principal Collections from Guarantor	2,562,385.20
	iii	Principal Reimbursements	252,844.61
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$370,013,232.07

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$66,936.57
	ii	Capitalized Interest	(8,447,061.40)

	iii	Total Non-Cash Principal Activity	$(8,380,124.83)

C	Student Loan Principal Purchases		$—

D	Total Student Loan Principal Activity		$361,633,107.24

E	Student Loan Interest Activity
	i	Regular Interest Collections	$11,003,062.01
	ii	Interest Claims Received from Guarantors	82,541.78
	iii	Collection Fees/Returned Items	90,131.70
	iv	Late Fee Reimbursements	423,607.46
	v	Interest Reimbursements	10,580.40
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	12,443,135.01
	viii	Subsidy Payments	8,270,217.02

	ix	Total Interest Collections	$32,323,275.38

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$5,961.27
	ii	Capitalized Interest	8,447,061.40

	iii	Total Non-Cash Interest Adjustments	$8,453,022.67

G	Student Loan Interest Purchases		$—

H	Total Student Loan Interest Activity		$40,776,298.05

I	Non-Reimbursable Losses During Collection Period		$1,552.72
J	Cumulative Non-Reimbursable Losses to Date		$1,552.72

III. 2006-3 Collection Account Activity	07/01/2006	through:	09/30/2006

A	Principal Collections
	i	Principal Payments Received	$29,918,978.47
	ii	Consolidation Principal Payments	339,841,408.99
	iii	Reimbursements by Seller	53,966.40
	iv	Borrower Benefits Reimbursements	75,574.01
	v	Reimbursements by Servicer	1,652.05
	vi	Re-purchased Principal	121,652.15

	vii	Total Principal Collections	$370,013,232.07

B	Interest Collections
	i	Interest Payments Received	$28,108,496.98
	ii	Consolidation Interest Payments	3,690,458.84
	iii	Reimbursements by Seller	587.34
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	7,530.02
	vi	Re-purchased Interest	2,463.04
	vii	Collection Fees/Return Items	90,131.70
	viii	Late Fees	423,607.46

	ix	Total Interest Collections	$32,323,275.38

C	Other Reimbursements		$56,445.03

D	Reserves in Excess of the Requirement		$897,963.46

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$4,970,792.19

G	Funds borrowed from previous distribution		$0.00

H	Return funds borrowed for previous distribution		$0.00

I	Funds Released from Capitalized Interest Account		$0.00

J	Excess Transferred from Supplemental Loan Purchase Account		$0.00

K	TOTAL AVAILABLE FUNDS		$408,261,708.13
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(3,062,193.75)

L	NET AVAILABLE FUNDS		$405,199,514.38

M	Servicing Fees Due for Current Period		$1,393,945.79

N	Carryover Servicing Fees Due		$0.00

O	Administration Fees Due		$20,000.00

P	Total Fees Due for Period		$1,413,945.79

IV. 2006-3 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		%*
STATUS	06/30/2006	09/30/2006	06/30/2006	09/30/2006	06/30/2006	09/30/2006	06/30/2006	09/30/2006	06/30/2006	09/30/2006

INTERIM:

In School
Current	4.703%	6.542%	194,568	159,957	26.520%	24.844%	$588,723,700.83	$475,551,743.71	27.649%	26.904%

Grace
Current	4.702%	6.542%	105,016	81,728	14.314%	12.694%	328,752,071.85	252,659,056.13	15.440%	14.294%

TOTAL INTERIM	4.702%	6.542%	299,584	241,685	40.835%	37.538%	$917,475,772.68	$728,210,799.84	43.089%	41.197%

REPAYMENT
Active
Current	5.591%	7.424%	242,770	190,825	33.091%	29.638%	$659,632,682.69	$479,079,073.41	30.980%	27.103%
31-60 Days Delinquent	5.521%	7.315%	29,650	31,149	4.041%	4.838%	80,616,842.15	86,483,930.86	3.786%	4.893%
61-90 Days Delinquent	5.477%	7.332%	22,394	16,192	3.052%	2.515%	61,110,615.18	43,518,594.79	2.870%	2.462%
91-120 Days Delinquent	5.509%	7.298%	17,213	15,515	2.346%	2.410%	42,891,920.87	39,730,655.61	2.014%	2.248%
> 120 Days Delinquent	5.532%	7.297%	27,562	53,102	3.757%	8.248%	63,614,242.40	126,835,405.53	2.988%	7.176%

Deferment
Current	4.907%	6.754%	58,723	51,138	8.004%	7.943%	190,816,592.59	138,796,541.50	8.962%	7.852%

Forbearance
Current	5.637%	7.345%	35,220	42,938	4.801%	6.669%	111,458,882.19	121,383,322.80	5.235%	6.867%

TOTAL REPAYMENT	5.471%	7.292%	433,532	400,859	59.092%	62.260%	$1,210,141,778.07	$1,035,827,524.50	56.834%	58.600%

Claims in Process (1)	5.811%	7.586%	536	1,305	0.073%	0.203%	$1,632,589.90	$3,578,709.07	0.077%	0.202%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%
GRAND TOTAL	5.140%	6.983%	733,652	643,849	100.000%	100.000%	$2,129,250,140.65	$1,767,617,033.41	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

*	Percentages may not total 100% due to rounding.

V. 2006-3 Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%
- GSL — Subsidized	6.906%	363,007	$846,839,141.84	47.909%
- GSL — Unsubsidized	6.840%	251,388	749,965,091.14	42.428%
- PLUS Loans	7.949%	27,856	165,804,024.41	9.380%
- SLS Loans	8.436%	1,598	5,008,776.02	0.283%

- Total	6.983%	643,849	$1,767,617,033.41	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	%
-Four Year	6.929%	405,821	$1,194,471,078.72	67.575%
-Two Year	7.051%	161,047	383,068,723.21	21.671%
-Technical	7.137%	76,965	190,049,643.77	10.752%
-Other	6.640%	16	27,587.71	0.002%

- Total	6.983%	643,849	$1,767,617,033.41	100.000%

*	Percentages may not total 100% due to rounding.

GSL — Guaranteed Stafford Loan

PLUS — Parent Loans for Undergraduate Students

SLS — Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2006-3 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$25,228,436.19
B	Interest Subsidy Payments Accrued During Collection Period	8,337,377.57
C	Special Allowance Payments Accrued During Collection Period	2,711,327.43

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	4,970,792.19
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$41,247,933.38
VII. 2006-3 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate	Index
A	Class A-1 Interest Rate	0.013966111	07/25/2006 - 10/25/2006	1 NY Business Day	5.46500%	LIBOR

B	Class A-2 Interest Rate	0.014017222	07/25/2006 - 10/25/2006	1 NY Business Day	5.48500%	LIBOR

C	Class A-3 Interest Rate	0.014119444	07/25/2006 - 10/25/2006	1 NY Business Day	5.52500%	LIBOR

D	Class A-4 Interest Rate	0.014221667	07/25/2006 - 10/25/2006	1 NY Business Day	5.56500%	LIBOR

E	Class A-5 Interest Rate	0.014272778	07/25/2006 - 10/25/2006	1 NY Business Day	5.58500%	LIBOR

F	Class B Interest Rate	0.014528333	07/25/2006 - 10/25/2006	1 NY Business Day	5.68500%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.tx ..

VII. 2006-3 Inputs From Prior Period

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,129,250,140.65
	ii	Interest To Be Capitalized	26,005,912.30

	iii	Total Pool	$2,155,256,052.95
	iv	Specified Reserve Account Balance	5,388,140.13
	v	Capitalized Interest	61,000,000.00

	vi	Total Adjusted Pool	$2,221,644,193.08

B	Total Note Factor		0.871457772
C	Total Note Balance		$2,239,101,813.22

D	Note Balance 07/25/2006		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B

	i	Current Factor	0.519253003	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$356,726,813.22	$825,000,000.00	$335,000,000.00	$483,000,000.00	$162,293,000.00	$77,082,000.00

	iii	Note Principal Shortfall	$17,457,620.14	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance		$5,388,140.13
F	Unpaid Primary Servicing Fees from Prior Month(s)		$0.00
G	Unpaid Administration fees from Prior Quarter(s)		$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)		$0.00
I	Interest Due on Unpaid Carryover Servicing Fees		$0.00

IX. 2006-3 Trust Account Reconciliations

Reserve Account
i	Beginning of Period Balance	$5,388,140.13
ii	Deposits to correct Shortfall	$0.00
iii	Total Reserve Account Balance Available	$5,388,140.13
iv	Required Reserve Account Balance	$4,490,176.67
v	Shortfall Carried to Next Period	$0.00
vi	Excess Reserve — Release to Collection Account	$897,963.46
vii	Ending Reserve Account Balance	$4,490,176.67

Capitalized Interest Account
Capitalized Interest Account release date		04/25/2007
i	Beginning of Period Account Balance	$61,000,000.00
ii	Capitalized Interest Release to the Collection Account	$0.00

iii	End of Period Account Balance	$61,000,000.00

Supplemental Loan Purchase Account
Supplemental Purchase Period End Date		03/23/2006
i	Beginning Balance	$0.00
ii	Deposits	$0.00
iii	Supplemental Loan Purchases	$0.00
iv	Transfers to Collection Account	$0.00

v	Ending Balance	$0.00

X. 2006-3 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$405,199,514.38	$405,199,514.38

B	Primary Servicing Fees-Current Month		$1,393,945.79	$403,805,568.59

C	Administration Fee		$20,000.00	$403,785,568.59

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$4,982,086.31	$398,803,482.28
	ii	Class A-2	$11,564,208.33	$387,239,273.95
	iii	Class A-3	$4,730,013.89	$382,509,260.06
	iv	Class A-4	$6,869,065.00	$375,640,195.06
	v	Class A-5	$2,316,371.92	$373,323,823.14

	vi	Total Class A Interest Distribution	$30,461,745.45

E	Class B Noteholders’ Interest Distribution Amount		$1,119,872.99	$372,203,950.15

F	i	Class A-1	$356,726,813.22	$15,477,136.93
	ii	Class A-2	$15,477,136.93	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00
	v	Class A-5	$0.00	$0.00

	vi	Total Class A Principal Distribution	$372,203,950.15

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Increase to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$1,767,617,033.41
	ii	Borrower Interest Accrued	25,228,436.19
	iii	Interest Subsidy Payments Accrued	8,337,377.57
	iv	Special Allowance Payments Accrued	2,711,327.43
	v	Capitalized Interest Account Balance	61,000,000.00
	vi	Reserve Account Balance (after any reinstatement)	4,490,176.67

	vii	Total	$1,869,384,351.27
	viii	Less: Specified Reserve Account Balance	(4,490,176.67)

	ix	Total	$1,864,894,174.60

	x	Class A Notes Outstanding (after application of available funds)	$1,789,815,863.07

	xi	Insolvency Event or Event of Default Under Indenture	N

	xii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (x > ix or xi = Y)	N

XI. 2006-3 Distributions and Account Reconciliations

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B

	i	Quarterly Interest Due	$4,982,086.31	$11,564,208.33	$4,730,013.89	$6,869,065.00	$2,316,371.92	$1,119,872.99
	ii	Quarterly Interest Paid	4,982,086.31	11,564,208.33	4,730,013.89	6,869,065.00	2,316,371.92	1,119,872.99

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$356,726,813.22	$20,814,153.56	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	356,726,813.22	15,477,136.93	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$0.00	$5,337,016.63	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$361,708,899.53	$27,041,345.26	$4,730,013.89	$6,869,065.00	$2,316,371.92	$1,119,872.99

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance 9/30/06	$2,239,101,813.22
	ii	Adjusted Pool Balance 9/30/06	1,861,560,846.44

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)	$377,540,966.78

	iv	Adjusted Pool Balance 6/30/06	$2,221,644,193.08
	v	Adjusted Pool Balance 9/30/06	1,861,560,846.44

	vi	Current Principal Due (iv-v)	$360,083,346.64
	vii	Principal Shortfall from Previous Collection Period	17,457,620.14

	viii	Principal Distribution Amount (vi + vii)	$377,540,966.78

	ix	Principal Distribution Amount Paid	$372,203,950.15

	x	Principal Shortfall (viii – ix)	$5,337,016.63

C		Total Principal Distribution	$372,203,950.15
D		Total Interest Distribution	31,581,618.44

E		Total Cash Distributions	$403,785,568.59

F	Note Balances			07/25/2006	Paydown Factor	10/25/2006
	i	A-1 Note Balance	78442GRZ1	$356,726,813.22		$—
		A-1 Note Pool Factor		0.519253003	0.519253003	0.000000000

	ii	A-2 Note Balance	78442GSA5	$825,000,000.00		$809,522,863.07
		A-2 Note Pool Factor		1.000000000	0.018760166	0.981239834

	iii	A-3 Note Balance	78442GSB3	$335,000,000.00		$335,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78442GSC1	$483,000,000.00		$483,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance	78442GSD9	$162,293,000.00		$162,293,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vi	B Note Balance	78442GSE7	$77,082,000.00		$77,082,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XII. 2006-3 Historical Pool Information

			07/01/2006 - 09/30/2006	04/01/2006-06/30/2006	03/09/2006-03/31/2006
Beginning Student Loan Portfolio Balance			$2,129,250,140.65	$2,431,355,174.51	$2,454,680,162.54

	Student Loan Principal Activity
	i	Regular Principal Collections	$367,198,002.26	$311,654,394.46	$42,478,727.66
	ii	Principal Collections from Guarantor	2,562,385.20	1,436,140.52	14,954.48
	iii	Principal Reimbursements	252,844.61	1,658,609.63	1,424,625.73
	iv	Other System Adjustments	0.00	0.00	0.00

	v	Total Principal Collections	$370,013,232.07	$314,749,144.61	$43,918,307.87
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$66,936.57	$93,096.67	$46,777.98
	ii	Capitalized Interest	(8,447,061.40)	(12,737,207.42)	(2,945,265.26)

	iii	Total Non-Cash Principal Activity	$(8,380,124.83)	$(12,644,110.75)	$(2,898,487.28)

	Student Loan Principal Purchases		$—	$—	$(17,694,832.56)

(-)	Total Student Loan Principal Activity		$361,633,107.24	$302,105,033.86	$23,324,988.03

	Student Loan Interest Activity
	i	Regular Interest Collections	$11,003,062.01	$9,816,327.99	$2,071,309.37
	ii	Interest Claims Received from Guarantors	82,541.78	24,485.04	38.54
	iii	Collection Fees/Returned Items	90,131.70	55,858.89	16,039.90
	iv	Late Fee Reimbursements	423,607.46	332,291.29	75,072.61
	v	Interest Reimbursements	10,580.40	17,038.45	18,589.94
	vi	Other System Adjustments	0.00	0.00	0.00
	vii	Special Allowance Payments	12,443,135.01	2,388,826.56	0.00
	viii	Subsidy Payments	8,270,217.02	2,415,328.67	0.00

	ix	Total Interest Collections	$32,323,275.38	$15,050,156.89	$2,181,050.36

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$5,961.27	$669.64	$(797.94)
	ii	Capitalized Interest	8,447,061.40	12,737,207.42	2,945,265.26

	iii	Total Non-Cash Interest Adjustments	$8,453,022.67	$12,737,877.06	$2,944,467.32

	Student Loan Interest Purchases		$—	$—	$(5,944,614.63)

	Total Student Loan Interest Activity		$40,776,298.05	$27,788,033.95	$(819,096.95)

(=)	Ending Student Loan Portfolio Balance		$1,767,617,033.41	$2,129,250,140.65	$2,431,355,174.51

(+)	Interest to be Capitalized		$28,453,636.36	$26,005,912.30	$29,479,233.14

(=)	TOTAL POOL		$1,796,070,669.77	$2,155,256,052.95	$2,460,834,407.65

(+)	Capitalized Interest		$61,000,000.00	$61,000,000.00	$61,000,000.00

(+)	Reserve Account Balance		$4,490,176.67	$5,388,140.13	$6,152,086.02

(=)	Total Adjusted Pool		$1,861,560,846.44	$2,221,644,193.08	$2,527,986,493.67

XIII. 2006-3 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Apr-06	$2,460,834,408	14.15%

Jul-06	$2,155,256,053	33.08%

Oct-06	$1,796,070,670	40.74%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.